Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) oz in Thousands, R / kg in Thousands, $ in Millions	Jun. 30, 2026 USD ($) R / kg oz $ / Ounce $ / oz R / $
Rand Gold Forward Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	66
Rand Gold Forward Hedging Contracts | Cash flow hedges | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	36
Rand Gold Forward Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	20
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	10
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
US$ Gold Forward Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	13
US$ Gold Forward Hedging Contracts | Cash flow hedges | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US$ Gold Forward Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	1
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
Rand Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	618
Rand Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	144
Rand Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	156
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	110
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	110
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	64
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	34
US Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	84
US Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	24
US Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	19
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	17
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	15
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	3
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 50
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.14
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.14
Zero cost collars | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 40
Zero cost collars | Due between 0 to six months (c) | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.19
Zero cost collars | Due between 0 to six months (c) | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.19
Zero cost collars | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 10
Zero cost collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.95
Zero cost collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.95
Zero cost collars | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Rand Gold Forward Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,707
Rand Gold Forward Hedging Contracts | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,669
Rand Gold Forward Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,735
Rand Gold Forward Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,792
Rand Gold Forward Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	0
Rand Gold Forward Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	0
Rand Gold Forward Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	0
US$ Gold Forward Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,703
US$ Gold Forward Hedging Contracts | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,631
US$ Gold Forward Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,765
US$ Gold Forward Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,760
US$ Gold Forward Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	0
US$ Gold Forward Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	0
US$ Gold Forward Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	0
Rand Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,138
Rand Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,404
Rand Gold Zero Cost Collars | Due between 0 to six months (c) | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,845
Rand Gold Zero Cost Collars | Due between 0 to six months (c) | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,089
Rand Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,019
Rand Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,282
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,059
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,320
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,339
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,621
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,609
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,886
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,644
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,960
US Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,575
US Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,969
US Gold Zero Cost Collars | Due between 0 to six months (c) | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,308
US Gold Zero Cost Collars | Due between 0 to six months (c) | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,673
US Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,476
US Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,878
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,199
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,540
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,951
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	4,398
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	4,423
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	4,848
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	4,890
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	5,456
Total Gold Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	781
Total Gold Contracts | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	210
Total Gold Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	201
Total Gold Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	138
Total Gold Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	125
Total Gold Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	70
Total Gold Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	37
US$ silver contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	2,110
US$ silver contracts | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	46.29
US$ silver contracts | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	52.35
US$ silver contracts | Due between 0 to six months (c)
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	660
US$ silver contracts | Due between 0 to six months (c) | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	32.16
US$ silver contracts | Due between 0 to six months (c) | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	36.45
US$ silver contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	620
US$ silver contracts | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	36.23
US$ silver contracts | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	41.02
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	540
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	59.98
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	67.33
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	290
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	74.44
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	84.85
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0